Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Revenues
Total revenues	¥ 1,586,397	$ 223,439	¥ 5,332,779	[1]	¥ 8,520,978	[1]
Sales to offline distributors
Revenues
Total revenues	1,487,084		5,168,559		8,361,073
Others
Revenues
Total revenues	¥ 99,313		¥ 164,220		¥ 159,905

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income in prior years. Refer to Note 1 (e) for detailed information.